UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-06505
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           --------------------
Phone:     212-644-2202
           --------------------

Signature, Place, and Date of Signing:

/s/ Marjorie Gochberg Kellner New York, New York   2/13/12
----------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------
Form 13F Information Table Entry Total:        54
                                               -------------
Form 13F Information Table Value Total:        $71,444
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.        Form 13F File Number              Name
   ---        --------------------    -------------------------
    1         28-7384                 Nathaniel Bohrer
   ---        --------------------    -------------------------
    2         28-7750                 Marjorie Gochberg Kellner
   ---        --------------------    -------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                                                                                                        VOTING AUTHORITY
                                     TITLE OF                 VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER
SECURITY                              CLASS         CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN MANAGERS SOLE  SHARED NONE
-------------------------------------------------------------------------------------------------------------------------
Acco Brands Corp                       COM        00081T108    483     50,000 SH       Other    1 2 3         50,000
Airgas                                 COM        009363102    390     5,000  SH       Other    1 2 3         5,000
American Eagle Outfitters              COM        02553E106   1,300    85,000 SH       Other    1 2 3         85,000
Barnes & Noble Inc.                    COM        067774109    507     35,000 SH       Other    1 2 3         35,000
Beam Inc                               COM        073730103    630     12,300 SH       Other    1 2 3         12,300
Big Lots Inc Ohio                      COM        089302103   1,020    27,000 SH       Other    1 2 3         27,000
CenturyLink Inc                        COM        156700106    466     12,540 SH       Other    1 2 3         12,540
Commercial Metals Co.                  COM        201723103    277     20,000 SH       Other    1 2 3         20,000
Complete Production                    COM        20453E109   3,473   103,500 SH       Other    1 2 3        103,500
Comverse Technology Inc           COM PAR $0.10   205862402    103     15,000 SH       Other    1 2 3         15,000
Delphi Financial Grp                  CL A        247131105    886     20,000 SH       Other    1 2 3         20,000
Demandtec Inc                        COM NEW      24802R506    395     30,000 SH       Other    1 2 3         30,000
Dollar General Corp                    COM        256677105    823     20,000 SH       Other    1 2 3         20,000
Dollar Thrifty Auto                    COM        256743105   1,265    18,000 SH       Other    1 2 3         18,000
Ecolab Inc                             COM        278865100   1,376    23,801 SH       Other    1 2 3         23,801
GNC Holdings                        COM CL A      36191G107    405     14,000 SH       Other    1 2 3         14,000
Goodrich                               COM        382388106   7,546    61,000 SH       Other    1 2 3         61,000
Harvest Natural Resources              COM        41754V103    74      10,000 SH       Other    1 2 3         10,000
Healthspring Inc                       COM        42224N101   4,500    82,500 SH       Other    1 2 3         82,500
Hibbett Sports Inc                     COM        428567101    226     5,000  SH       Other    1 2 3         5,000
Home Depot                             COM        437076102   1,513    36,000 SH       Other    1 2 3         36,000
Ista Pharmaceuticals                 COM NEW      45031X204    106     15,000 SH       Other    1 2 3         15,000
Krispy Kreme Doughnuts                 COM        501014104    458     70,000 SH       Other    1 2 3         70,000
Lam Research Corp                      COM        512807108    370     10,000 SH       Other    1 2 3         10,000
Leapfrog Enterprises Inc              CL A        52186N106    112     20,000 SH       Other    1 2 3         20,000
Mc Donalds Corp                        COM        580135101    953     9,500  SH       Other    1 2 3         9,500
Meadwestvaco                           COM        583334107    300     10,000 SH       Other    1 2 3         10,000
Mens Warehouse Inc                     COM        587118100    324     10,000 SH       Other    1 2 3         10,000
Motorola Mobility Holdings Inc         COM        620097105    582     15,000 SH       Other    1 2 3         15,000
Netlogic Microsystems                  COM        64118B100    967     19,500 SH       Other    1 2 3         19,500
Netlogic Microsystems                  PUT       64118B9500   1,983    40,000 SH  PUT  Other    1 2 3         40,000
PetSmart Inc                           COM        716768106    359     7,000  SH       Other    1 2 3         7,000
Pharmasset Inc                         COM        71715N106   5,128    40,000 SH       Other    1 2 3         40,000
Pharmasset Inc                         PUT        71715N956   5,128    40,000 SH  PUT  Other    1 2 3         40,000
Pharmerica Corp                        COM        71714F104   1,306    86,048 SH       Other    1 2 3         86,048
Pharmerica Corp                        PUT        71714F954    835     55,000 SH  PUT  Other    1 2 3         55,000
Pier 1 Imports                         COM        720279108    599     43,000 SH       Other    1 2 3         43,000
Rightnow Technologies                  COM        76657R106   1,175    27,500 SH       Other    1 2 3         27,500
RSC Holdings Inc                       COM        74972L102    944     51,000 SH       Other    1 2 3         51,000
RSC Holdings Inc                       PUT        74972L952    185     10,000 SH  PUT  Other    1 2 3         10,000
SPDR S&P 500 ETF TR                  TR UNIT      78462F103   2,259    18,000 SH       Other    1 2 3         18,000
S1 Corporation                         COM        78463B101    981    102,500 SH       Other    1 2 3        102,500
Sanofi Aventis CVR              RIGHT 12/31/2020  80105N113    102     85,000 SH       Other    1 2 3         85,000
Sherwin Williams Co                    COM        824348106   2,232    25,000 SH       Other    1 2 3         25,000
Southern Union Co                      COM        844030106   6,203   147,300 SH       Other    1 2 3        147,300
Starbucks Corp                         COM        855244109   1,169    25,400 SH       Other    1 2 3         25,400
Successfactors Inc                     COM        864596101   1,196    30,000 SH       Other    1 2 3         30,000
Synovis Life Technolgies               COM        87162G105   1,252    45,000 SH       Other    1 2 3         45,000
Tekelec                                COM        879101103    219     20,000 SH       Other    1 2 3         20,000
Temple Inland Inc                      COM        879868107   3,536   111,500 SH       Other    1 2 3        111,500
Transatlantic Holdings                 COM        893521104   1,894    34,600 SH       Other    1 2 3         34,600
Wendy's/Arby's Group Inc - A           COM        95058W100    107     20,000 SH       Other    1 2 3         20,000
WW Grainger Inc                        COM        384802104    580     3,100  SH       Other    1 2 3         3,100
Yahoo Inc                              COM        984332106    242     15,000 SH       Other    1 2 3         15,000